Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Mar. 29, 2019
BNY Mellon Balanced Opportunity Fund | Class T | BNY Mellon Investment Funds VI
Prospectus:
Trading Symbol	DBATX
BNY Mellon Balanced Opportunity Fund | Class Y | BNY Mellon Investment Funds VI
Prospectus:
Trading Symbol	DBOYX
BNY Mellon Balanced Opportunity Fund | Class Z | BNY Mellon Investment Funds VI
Prospectus:
Trading Symbol	DBOZX
BNY Mellon Balanced Opportunity Fund | Class J | BNY Mellon Investment Funds VI
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Trading Symbol	THPBX
BNY Mellon Balanced Opportunity Fund | Class I | BNY Mellon Investment Funds VI
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Trading Symbol	DBORX
BNY Mellon Balanced Opportunity Fund | Class C | BNY Mellon Investment Funds VI
Prospectus:
Trading Symbol	DBOCX
BNY Mellon Balanced Opportunity Fund | Class A | BNY Mellon Investment Funds VI
Prospectus:
Trading Symbol	DBOAX
General New York Amt-Free Municipal Money Market Fund | Class B | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
General New York Amt-Free Municipal Money Market Fund | Class A | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
BNY Mellon Ultra Short Income Fund | Institutional Shares | BNY MELLON ULTRA SHORT INCOME FUND
Prospectus:
Trading Symbol	DSYDX
BNY Mellon Ultra Short Income Fund | Class D | BNY MELLON ULTRA SHORT INCOME FUND
Prospectus:
Trading Symbol	DSDDX
BNY Mellon Ultra Short Income Fund | Class Z | BNY MELLON ULTRA SHORT INCOME FUND
Prospectus:
Trading Symbol	DSIGX
General California Municipal Money Market Fund | Class B | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GENXX
General California Municipal Money Market Fund | Class A | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GCAXX
General Government Securities Money Market Fund | Brex Class | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GGBXX
General Government Securities Money Market Fund | Dreyfus Class | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GGDXX
General Government Securities Money Market Fund | Class B | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
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Trading Symbol	GSBXX
General Government Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GGSXX
General Treasury Securities Money Market Fund | Dreyfus Class | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTFXX
General Treasury Securities Money Market Fund | Class B | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTBXX
General Treasury Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTAXX
General Money Market Fund, Inc | Dreyfus Class | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMGXX
General Money Market Fund, Inc | Class B | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMBXX
General Money Market Fund, Inc | Class A | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMMXX
General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class B | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GBMXX
General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class A | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTMXX
General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	DNJXX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class T | BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DNYTX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y | BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DNYYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I | BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C | BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A | BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	PSNYX
BNY Mellon Select Managers Small Cap Value Fund | Class T | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DSSTX
BNY Mellon Select Managers Small Cap Value Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DMVYX
BNY Mellon Select Managers Small Cap Value Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DMVIX
BNY Mellon Select Managers Small Cap Value Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DMECX
BNY Mellon Select Managers Small Cap Value Fund | Class A | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DMVAX
BNY Mellon U.S. Equity Fund | Class T | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DTEQX
BNY Mellon U.S. Equity Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DPUYX
BNY Mellon U.S. Equity Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DPUIX
BNY Mellon U.S. Equity Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DPUCX
BNY Mellon U.S. Equity Fund | Class A | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DPUAX
BNY Mellon Global Stock Fund | Class T | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DTGLX
BNY Mellon Global Stock Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DGLYX
BNY Mellon Global Stock Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DGLRX
BNY Mellon Global Stock Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DGLCX
BNY Mellon Global Stock Fund | Class A | BNY Mellon Strategic Funds, Inc.
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Trading Symbol	DGLAX
BNY Mellon International Stock Fund | Class T | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DTISX
BNY Mellon International Stock Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DISYX
BNY Mellon International Stock Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DISRX
BNY Mellon International Stock Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DISCX
BNY Mellon International Stock Fund | Class A | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DISAX
General Treasury and Agency Money Market Fund | Class B | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DABXX
General Treasury and Agency Money Market Fund | Dreyfus Class | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DUTXX
General Treasury and Agency Money Market Fund | Class A | BNY Mellon Investment Funds IV, Inc.
Prospectus:
Trading Symbol	DUIXX